UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-3906
                                            --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2011
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




PC&J PERFORMANCE
FUND

Semi-Annual Report to Shareholders
June 30, 2011

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET       NUMBER OF
SECURITY                                     ASSETS        SHARES        VALUE
----------------------------------------    --------      ---------    ----------
----------------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer Discretionary:                        17.2%
 Autozone Inc. 1                                              1,500    $  442,275
 BJ's Restaurants Inc. 1                                      2,000       104,720
 Coach Inc.                                                   4,000       255,720
 Dollar Tree Inc. 1                                           2,000       133,240
 Estee Lauder Companies Inc.                                  4,000       420,760
 Fossil Inc. 1                                                3,000       353,160
 McDonalds Corp.                                              2,000       168,640
 Panera Bread Co. 1                                           1,500       188,490
 Ross Stores Inc.                                             5,000       400,600
 Tempur Pedic International Inc. 1                            2,000       135,640
 Wynn Resorts Ltd.                                            1,500       215,310
 Yum! Brands Inc.                                             4,000       220,960

                                                                        3,039,515


Consumer Staples:                               2.4
 Companhia De Bebidas                                         7,000       236,110
 Ulta Salon Cosmetics & Fragrance Inc. 1                      3,000       193,740

                                                                          429,850


Energy:                                         8.8
 Baker Hughes Inc.                                            3,000       217,680
 Chevron Corp.                                                2,000       205,680
 Exxon Mobil Corp.                                            1,500       122,070
 Halliburton Co.                                              5,000       255,000
 SPDR Energy Select Sector 2                                 10,000       753,500

                                                                        1,553,930


Financial Services:                            10.7
 American Express Co.                                         3,000       155,100
 Anworth Mortgage Asset                                      36,000       270,360
 Cardtronics Inc. 1                                           6,000       140,700
 Cypress Sharpridge Investments                              14,000       179,340
 Ezcorp Inc. 1                                                6,000       213,450
 Hatteras Financial Corp.                                     8,000       225,840
 Mastercard Inc.                                              1,200       361,608
 Proshares Trust Ultrashort 20 Years 1,2                      8,000       276,080
 iShares Dow Jones Real Estate 2                              1,000        60,300

                                                                        1,882,778






See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2011
(UNAUDITED)



                                             PERCENT
                                              OF NET       NUMBER OF
SECURITY                                      ASSETS        SHARES        VALUE
-----------------------------------------    --------      ---------    ----------
-----------------------------------------

Healthcare:                                     10.6%
 Alexion Pharmaceuticals Inc. 1                                3,000    $  141,090
 Biogen Idec Inc. 1                                            3,000       320,760
 Cerner Corp. 1                                                4,000       244,440
 Healthspring Inc. 1                                           5,000       230,550
 Illumina Inc. 1                                               6,000       450,900
 Perrigo Co.                                                   2,000       175,740
 Valeant Pharmaceuticals International                         6,123       318,151

                                                                         1,881,631


Industrials:                                     7.4
 CSX Corp.                                                     9,000       235,980
 Caterpillar Inc.                                              1,000       106,460
 Honeywell International Inc.                                  2,000       119,180
 Pall Corp.                                                    2,000       112,460
 Roper Industries Inc.                                         1,000        83,300
 Sionix Corp. 1, 3, 5, 6                                   1,666,673       208,334
 Stericycle Inc. 1                                             4,000       356,480
 United Technologies Corp.                                     1,000        88,510

                                                                         1,310,704


Information Technology:                         13.0
 Agilent Technologies Inc. 1                                   5,000       255,550
 Altera Corp.                                                  2,000        92,700
 Apple Inc.                                                      350       117,485
 CGI Group Inc. 1                                              5,000       123,250
 Check Point Software Technologies Ltd. 1                      3,000       170,550
 E M C Corp. 1                                                 8,000       220,400
 Informatica Corp. 1                                           6,000       350,580
 International Business Machines Corp.                         2,300       394,565
 Oracle Corp.                                                  6,000       197,460
 Polycom Inc. 1                                                2,000       128,600
 PowerShares QQQ Trust 2                                       1,000        57,050
 VMware Inc. 1                                                 1,000       100,230
 Waters Corp. 1                                                1,000        95,740

                                                                         2,304,160


Materials:                                       2.4
 Crown Holdings Inc. 1                                         4,000       155,280
 Ecolab Inc.                                                   2,000       112,760
 SPDR Gold Trust 1,2                                           1,000       146,001

                                                                           414,041




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2011
(UNAUDITED)



                                                PERCENT
                                                 OF NET       NUMBER OF
SECURITY                                         ASSETS       SHARES/PAR       VALUE
--------------------------------------------    --------      ----------    -----------
--------------------------------------------

Utilites:                                           4.1%
 American Water Works Company Inc.                                 8,000    $   235,600
 Southern Company                                                  6,000        242,280
 Wisconsin Energy Corp.                                            8,000        250,800

                                                                                728,680

Diversified Indexed Trusts:                         4.9
 Guggenheim China Small Cap Index 2                                6,000        169,440
 iShares Inc. MSCI Canada Index 2                                  2,850         90,259
 iShares Inc. MSCI Germany Index 2                                11,000        295,790
 iShares Inc. MSCI Japan Index 2                                  14,000        146,020
 iShares Inc. Russell 2000 Index 2                                 2,000        165,600

                                                                                867,109

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $11,924,100)                                81.5                      14,412,398


WARRANTS                                            0.0
 Cambridge Holdings Ltd. Warrants 1,3,4                           11,599              0
 9-15-2015 (Cost $0)
 Prescient Medical Inc. Pfd B Warrants1,3,4                        5,000              0
 2-14-2013 (Cost $0)
 Prescient Medical Inc. Pfd C Warrants1,3,4                       37,222              0
 4-14-2014 (Cost $0)
 Sionix Corporation Warrants 1,3,4                               833,336              0
 10-13-2015 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                            0


CONVERTIBLE PREFERRED STOCKS                        0.4
 Prescient Medical Inc. Series C 1,3,4                            78,157         64,089
 (Cost $234,010)


CONVERTIBLE BONDS                                   0.1
 Cambridge Holdings Ltd. 1,3,4
       6.000%, due 06-30-11                                       28,999         23,779
 (Cost $23,779)




See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2011
(UNAUDITED)



                                              PERCENT
                                               OF NET       NUMBER OF
SECURITY                                       ASSETS        SHARES         VALUE
------------------------------------------    --------      ---------    ------------
------------------------------------------

CONVERTIBLE BONDS TRUST                           0.7%
 ACP HyperActive Technologies Trust 1,3,4
      8.000%, due 06-30-12                                    125,000    $   124,956
 (Cost $125,000)


MUTUAL FUNDS                                     17.8%
 First American Treasury Oblig. Fund                        1,600,117      1,600,117
 Vanguard Money Market Reserves                             1,550,000      1,550,000


TOTAL MUTUAL FUNDS
 (Cost $3,150,117)                                                         3,150,117


TOTAL INVESTMENTS
 (Cost $15,457,006) 7                           100.5                     17,775,339


ASSETS LESS OTHER LIABILITIES                    (0.5)                       (82,602)


NET ASSETS                                      100.0%                   $17,692,737















1  Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At June 30, 2011, the aggregate value of illiquid securities was $421,158, which is 2.4% of the Fund's net assets.
4 Security valued according to "good faith pricing" guidelines. (See Note A) 5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $208,334, which is 1.2% of the Fund's net assets.
6 Security is restricted. 416,670 shares were acquired on April 4, 2011 at a cost of $25,000. At June 30, 2011, the aggregate amount of restricted securities was $208,334, which is 1.2% of the Fund's net assets.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011
(UNAUDITED)




ASSETS:
Investments in securities, at value
 (Cost basis - $15,457,006) (Notes A & D)                        $17,775,339

Receivables:
 Dividends and interest                                               32,130
 Fund shares sold                                                      4,748
 Securities sold                                                     477,515

             Total receivables                                       514,393


Total assets                                                      18,289,732


LIABILITIES:

Payables:
             Accrued expenses (Note B)                               (22,610)
 Securities purchased                                               (574,385)

             Total payables                                         (596,995)


NET ASSETS                                                       $17,692,737



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of period                                                 809,905
 Net decrease (Note C)                                               (10,995)

 End of period                                                       798,910




NET ASSET VALUE, offering price and redemption price per share   $     22.15



NET ASSETS CONSIST OF:
 Paid in capital                                                 $13,360,212
 Net unrealized appreciation on investments                        2,318,333
 Undistributed net investment loss                                   (72,146)
 Accumulated net realized gain on investments                      2,086,338

 Net Assets                                                      $17,692,737








See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)



INVESTMENT INCOME (Note A):
 Dividends                                                       $   60,918
 Interest                                                             4,512

Total investment income                                              65,430
                                                                 -----------

EXPENSES (Note B):
 Investment advisory fee                                             86,072
 Management fee                                                      51,643

Total expenses                                                      137,715


NET INVESTMENT INCOME (LOSS)                                        (72,285)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                 2,084,434
 Change in unrealized appreciation/depreciation of investments     (740,810)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            1,343,624


NET INCREASE IN NET ASSETS FROM OPERATIONS                       $1,271,339






















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                        For The Six Months       For the Year
                                                              Ended                 Ended
                                                          June 30, 2011       December 31, 2010
                                                           (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
              Net investment income (loss)                       $   (72,285)      $    13,475
              Net realized gain on investments                     2,084,434         1,837,863
              Change in unrealized appreciation/depreciation
                  of investments                                    (740,810)          109,360

Net increase in net assets from operations                         1,271,339         1,960,698


DISTRIBUTIONS TO SHAREHOLDERS:
             From net investment income                                    -           (15,127)
             From net realized gain on investments                         -          (376,189)

Net decrease in assets from distributions to shareholders                  -          (391,316)


DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (Note C)                                              (239,515)       (1,781,004)

Total increase (decrease) in net assets                            1,031,824          (211,622)

NET ASSETS:
             Beginning of period                                  16,660,913        16,872,535


             End of period                                       $17,692,737       $16,660,913




UNDISTRIBUTED NET INVESTMENT INCOME                              $   (72,146)      $       139



















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including common stocks and exchange traded funds, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including common stocks and exchange traded funds, are generally valued at the NASDAQ Official Closing Price. Mutual funds are valued at the net asset value of their shares on each business day. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the
"Adviser") believes such prices accurately reflect the fair value of such securities. If the Adviser decides that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees") (warrants, convertible preferred stocks, convertible bonds trust and convertible bonds). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value for an illiquid security of a company may be determined using input from firms having detailed knowledge of the company, not only of the company's current operating capability but knowledge also of the favorable or unfavorable future impact of current business alliances. Fair value of an illiquid security may also be determined to be the price at which the company completes the most recent sale of securities in a private offering.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

 PC&J  PERFORMANCE  FUND
 -----------------------
NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, recent financial results, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 "Improving Disclosures about Fair Value Measurements". This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of June 30, 2011.




                                         Level 1   Level 2   Level 3    Total
Security Type                            Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $ 14,412  $      -  $      -  $14,412
Warrants                                        -         -         -        -
Convertible Preferred Stocks                    -         -        64       64
Convertible Bonds                               -         -        24       24
Convertible Bonds Trust                         -         -       125      125
Mutual Funds                                3,150         -         -    3,150
Total                                    $ 17,562  $      -  $    213  $17,775
                                        ---------  --------  --------  -------

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)




                                                                     Measurements
                                                           Using Unobservable Inputs ($000)
                                                                      (Level 3)

                                                                      Securities
---------------------------------------------------------

Beginning Balance December 31, 2010                                                    $213

Total gains or losses (realized/unrealized) included in
earnings                                                                                  0

Purchases                                                                                 0

Sales                                                                                     0

Issuances                                                                                 0

Settlements                                                                               0

Transfers in and/or out of Level 3                                                        0

Ending Balance June 30, 2011                                                           $213
The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains or losses
relating to assets still held at the reporting date                                    $  0
                                                                                       ====




(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2010, the Fund has no capital loss carry forward. The capital loss carry forward from 2009 was fully utilized. The Regulated Investment Company Modernization Act of 2010 eliminates the eight-year limit on the use of capital loss carryforwards, effective for losses generated in the first taxable year after the date of enactment (December 22, 2010).

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains, if any, generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $86,072 for the six months ended June 30, 2011.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,000 for the six months ended June 30, 2011.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $51,643 for the six months ended June 30, 2011.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.




C.   CAPITAL SHARE TRANSACTIONS
                                                         For the Six Months Ended             For the Year Ended
                                                             June 30, 2011                    December 31, 2010
                                                              (Unaudited)


                                                       Shares             Dollars             Shares             Dollars
                                                       ------             -------             ------             -------
     Subscriptions                                     17,036            $ 367,111             76,192        $ 1,421,774
     Reinvestment of distributions                          0                    0             18,987            391,316
                                                       17,036              367,111             95,179          1,813,090
     Redemptions                                      (28,031)            (606,626)          (185,936)        (3,594,094)

     Net increase (decrease)                          (10,995)           $(239,515)           (90,757)       $(1,781,004)




D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2011, aggregated $18,038,910 and $20,673,884, respectively.

At June 30, 2011, gross unrealized appreciation on investments was $2,515,126 and gross unrealized depreciation on investments was $196,793 for a net unrealized appreciation of $2,318,333 for financial reporting and federal income tax purposes.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

E.  FEDERAL  TAX  DISCLOSURE

                      Tax Character of Distributions Paid



          For the Year Ended December 31, 2010                        For the Year Ended December 31, 2009
         -------------------------------------                       -------------------------------------

Ordinary Income     Capital Gains     Total Distribution     Ordinary Income     Capital Gains     Total Distribution
---------------     -------------     ------------------     ---------------     -------------     ------------------
$        15,127     $     376,189     $          391,316     $       104,038     $           0     $          104,038
===============     =============     ==================     ===============     =============     ==================







Tax Basis of Distributable Earnings
As of December 31, 2010

------------------------------------

Undistributed Ordinary Income         Undistributed Accumulated Realized Gains         Unrealized Appreciation
-----------------------------         ----------------------------------------         ------------------------
$                         139         $                                  3,797         $              3,057,250
=============================         =========================================        ========================

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2007-2010) and has concluded that as of June 30, 2011 no provision for unrecognized tax benefits or expenses is required in these financial statements.

F. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure.



G. RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 14, 2011. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients. The representatives of the Adviser explained that understanding the nature of the Adviser's business is

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2010, and income statement for the year ended December 31, 2010, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by Service Corp., a wholly owned subsidiary of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner. The Trustees reviewed Service Corp.'s balance sheet dated as of December 31, 2010, and income statement for the year ended December 31, 2010, and concluded that Service Corp. had adequate financial resources to provide the necessary services to the Fund.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Fund's activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund is excellent.

The Trustees compared the Fund's average total returns to several broad-based indices. The Trustees noted that the investment focus of the Fund has changed from small-cap stocks at the inception of the Fund, to primarily large-cap growth stocks in the 1990s, to a combination of individual stocks and ETFs, which presently comprise a majority of the Fund's investment portfolio. This evolution makes benchmark comparisons more difficult. The Trustees reviewed the recent and long-term performance of the Fund, compared to benchmarks and funds of similar size and strategy, during the portfolio review earlier in the meeting. They noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, average total returns of the Fund and these accounts were not compared. The Trustees concluded that the performance of the Fund was good based on this review.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees (i) reviewed the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer;
(iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted earlier in this meeting pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser in light of the objective and strategy of the Fund were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of the high level of services provided.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the respective peer groups. The Board noted that the Adviser believes that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders exceeded the "average service" provided by advisers to other mutual funds. The Board noted that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's managers available for shareholder questions. The Trustees acknowledged that these services are embodied in the advisory fee. In addition, the Trustees noted that many of the smaller accounts invested in the Fund would be subject to a minimum fee if the Adviser managed the assets in a separate account, and these minimums would exceed the 1.0% advisory fee charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. The Trustees further noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, a comparison of the advisory fees paid by the Fund to the fees paid by the Adviser's separately managed accounts is not particularly relevant. Based on the information presented, the Trustees concluded that the Adviser's fees were reasonable.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund and no excessive profits. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. Finally, the Trustees reviewed a report on the use of the Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Finally, the Trustees reviewed the Adviser's practices for monitoring compliance and noted that monthly tests are performed to ensure the Fund is in compliance with IRS and SEC diversification requirements. The Board noted that the Adviser's Chief Compliance Officer is one of the founders of the Adviser and has been in the investment management business for more than 25 years providing the Chief Compliance Officer with an understanding of the functions and requirements from the ground up. There have been no examinations by state or Federal regulators since the last renewal a year ago. The Board noted that the Adviser confirmed there is no material litigation or administrative actions involving the Adviser or Service Corp.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement were reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term by the Trustees, including the Independent Trustees.

PC&J  PERFORMANCE  FUND
-----------------------

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2010, 2009, 2008, 2007, and 2006, has been derived from data contained in financial statements examined by Deloitte & Touche LLP, an independent registered public accounting firm. The information for the six months ended June 30, 2011, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.



                                                Period Ended
                                                  June 30,                    Years Ended December 31,
Selected Data for Each Share of Capital Stock       2011          2010        2009        2008         2007        2006
Outstanding Throughout the Period               (Unaudited)
----------------------------------------------

NET ASSET VALUE-BEGINNING OF PERIOD               $ 20.57       $ 18.73     $ 15.98      $ 25.27     $ 23.22     $ 24.35

Income from investment operations:
   Net investment income (loss)                     (0.09)         0.02        0.09         0.03       (0.04)       0.16
   Net realized and unrealized
      gain (loss) on securities                      1.67          2.32        2.77        (9.29)       4.35        1.86

TOTAL FROM INVESTMENT OPERATIONS                     1.58          2.34        2.86        (9.26)       4.31        2.02

Less distributions:
   From net investment income                           -         (0.02)      (0.11)       (0.01)      (0.00)1     (0.16)
   From net realized gain
     on investments                                     -         (0.48)          -        (0.02)      (2.26)      (2.99)

TOTAL DISTRIBUTIONS                                 (0.00)        (0.50)      (0.11)       (0.03)      (2.26)      (3.15)

NET ASSET VALUE-END OF PERIOD                     $ 22.15       $ 20.57     $ 18.73      $ 15.98     $ 25.27     $ 23.22


TOTAL RETURN                                         7.68%        12.46%      17.92%     (36.63%)      18.50%       8.49%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                          1.60%         1.60%       1.60%        1.60%       1.60%       1.60%
   Net investment income (loss)                     (0.84%)        0.08%       0.53%        0.14%      (0.14%)      0.59%

Portfolio turnover rate                            237.29%       182.11%     144.93%      108.94%      78.54%     112.06%

Net assets at end of period (000's)               $17,693       $16,661     $16,873      $15,934     $27,200     $28,365







1  Less  than  ($.005)  per  share

*  Annualized

See  notes  to  financial  statements.

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2011) and held for the entire period through June 30, 2011.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                                                    Ending Account
                          Beginning Account Value        Value        Expenses Paid
                              January 1, 2011        June 30, 2011   During Period*

Actual
                          $               1,000.00  $      1,076.81  $          8.24

Hypothetical (5% return
before expenses)          $               1,000.00  $      1,016.86  $          8.00



* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




INDUSTRY SECTOR                % OF NET ASSETS
-----------------------------  ----------------
-----------------------------


Consumer Discretionary                    17.2%
Consumer Staples                           2.4
Energy                                     8.8
Financial Services                        10.7
Healthcare                                10.6
Industrials                                7.4
Information Technology                    13.0
Materials                                  2.4
Utilities                                  4.1
Diversified Indexed Trusts                 4.9
Convertible Preferred Stocks               0.4
Convertible Bonds                          0.1
Convertible Bonds Trust                    0.7
Mutual Funds                              17.8
Assets less other liabilities             (0.5)
Total                                    100.0%
                               ----------------








A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 19, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 11, 2011
         ---------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 11, 2011
         ---------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 11, 2011
         ---------------